Fair value of assets and liabilities - Sensitivity analysis of level 3 instruments (Details) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 96	€ 85
Negative fair value movements from using reasonable possible alternatives	(42)
Financial assets at fair value through profit or loss [member] | Equity (equity derivatives, structured notes) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	33	35
Negative fair value movements from using reasonable possible alternatives	(14)
Financial assets at fair value through profit or loss [member] | Interest rates (Rates derivatives, FX derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	20	40
Negative fair value movements from using reasonable possible alternatives	(1)
Financial assets at fair value through profit or loss [member] | Credit (Debt securities, Loans, structured notes, credit derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	43	€ 10
Negative fair value movements from using reasonable possible alternatives	€ (27)